INVESTMENT IN FINANCE LEASE	12 Months Ended
Dec. 31, 2019
INVESTMENT IN FINANCE LEASE [Abstract]
INVESTMENT IN FINANCE LEASE

13.	INVESTMENT IN FINANCE LEASE

As of December 31, 2019, one of the Company's vessels was accounted for as a sales-type lease (2018: one). The components of the investment in the sales-type lease are summarized as follows:

(in thousands of $)	2019	2018
Net minimum lease payments receivable	157	11,651
Estimated residual values of leased property (unguaranteed)	10,822	10,821
Less: finance lease interest income	—	(690)
Total investment in sales-type lease	10,979	21,782
Current portion	157	10,803
Long-term portion	10,822	10,979
	10,979	21,782

The minimum future gross revenues to be received under the sales-type lease as of December 31, 2019 are as follows:

(in thousands of $)
2020	157
2021	—
2022	—
2023	—
2024	—
Thereafter	—
157

The counterparty to the lease is a state-owned oil company, which the Company has deemed to have a low credit risk.